Note 5 - Earnings Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share Abstract
Earnings Per Share Explanatory

5. Earnings per share

Basic and diluted earnings per share are calculated in accordance with the criteria established by IAS 33. For more information see Glossary of terms.

The calculation of earnings per share is as follows:

Basic and Diluted Earnings per Share
	2018	2017	2016
Numerator for basic and diluted earnings per share (millions of euros)
Profit attributable to parent company	5.324	3.519	3.475
Adjustment: Additional Tier 1 securities (1)	(313)	(301)	(260)
Profit adjusted (millions of euros) (A)	5.011	3.218	3.215
Weighted average number of shares outstanding (2)	6.668	6.642	6.468
Weighted average number of shares outstanding x corrective factor (3)	6.668	6.642	6.592
Adjusted number of shares - Basic earning per share (C)	6.636	6.642	6.592
Adjusted number of shares - diluted earning per share (D)	6.636	6.642	6.592
Earnings per share (*)	0,76	0,48	0,49
Basic earnings per share from continued operations (Euros per share)A-B/C	0,76	0,48	0,49
Diluted earnings per share from continued operations (Euros per share)A-B/D	0,76	0,48	0,49

(1) Remuneration in the year related to contingent convertible securities, recognized in equity (see Note 22.4).

(2) Weighted average number of shares outstanding (millions of euros), excluding weighted average of treasury shares during the period.

(3) Corrective factor, due to the capital increase with pre-emptive subscription right, applied for the previous years.

(*) As of December 31, 2018 the weighted average number of shares outstanding was 6,668 million (6,642 and 6,468 million as of December 31, 2017 and 2016, respectively) and the adjustment of additional Tier 1 securities amounted to €313 million (€301 and €260 million as of December 31, 2017 and 2016, respectively).

As of December 31, 2018, 2017 and 2016, there were no other financial instruments or share option commitments to employees that could potentially affect the calculation of the diluted earnings per share for the years presented. For this reason, basic and diluted earnings per share are the same.